Subsequent events - Additional Information (Detail) - Common Stock [Member] ¥ in Billions			4 Months Ended
	Apr. 22, 2026 shares	Feb. 02, 2026	Aug. 31, 2026 JPY (¥) shares
Subsequent Event [Line Items]
Stock repurchase program period description		November 17, 2025 to March 31, 2026
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchase program period description			May 18, 2026, to August 31, 2026
The total payout ratio			50.00%
Percentage of stock repurchased of outstanding shares			1.00%
Share Repurchase Program, Authorized, Amount | ¥			¥ 100
Share Repurchase Program, Authorized, Number of Shares			25,000,000
Share cancellation approval dates	November 14
Shares cancelled, number of shares	47,016,600
Shares cancelled percentage	1.9